Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
LeddarTech USA Inc [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary		U.S.
Place of incorporation and operation		100%
Proportion of ownership interest held by the Company			100.00%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary		China
Place of incorporation and operation		100%
Proportion of ownership interest held by the Company			100.00%
Vayavision Sensing, Ltd. (“Vayavision”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary	[1]	Israel
Place of incorporation and operation	[1]	100%
Proportion of ownership interest held by the Company	[1]		60.00%
LeddarTech Germany GmbH [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary		Germany
Place of incorporation and operation		100%
Proportion of ownership interest held by the Company			100.00%

[1]	As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision (Note 18).